Investment Portfolioas of September 30, 2025 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 97.1%
Australia 2.8%
BHP Group Ltd.	69,503	1,953,140
Origin Energy Ltd.	52,881	438,448
(Cost $2,038,377)		2,391,588
Austria 1.6%
Verbund AG (Cost $1,423,200)	19,362	1,410,015
Denmark 1.3%
Danske Bank A/S	22,927	978,620
Pandora A/S	1,310	171,194
(Cost $872,776)		1,149,814
Finland 1.5%
Nokia Oyj	152,098	729,824
Nordea Bank Abp	33,501	550,182
(Cost $1,057,558)		1,280,006
France 11.8%
BNP Paribas SA	16,445	1,505,182
Credit Agricole SA	83,792	1,651,808
Engie SA	13,076	280,548
Pernod Ricard SA	1,921	189,066
Sanofi SA	28,568	2,694,800
Societe Generale SA	5,031	334,497
Sodexo SA	4,060	255,977
Teleperformance SE	6,081	454,875
TotalEnergies SE	36,577	2,229,032
Vinci SA	4,340	603,620
(Cost $9,551,059)		10,199,405
Germany 2.0%
Bayer AG (Registered)	12,860	428,996
Beiersdorf AG	1,647	172,314
Brenntag SE	3,772	225,981
Deutsche Post AG	4,450	198,766
Siemens AG (Registered)	1,925	521,942
TUI AG*	22,551	205,981
(Cost $1,541,236)		1,753,980
Hong Kong 2.6%
Hong Kong & China Gas Co., Ltd.	1,330,000	1,154,551
Yue Yuen Industrial Holdings Ltd.	657,000	1,120,022
(Cost $2,192,987)		2,274,573
Ireland 2.2%
DCC PLC (Cost $1,917,137)	29,937	1,923,670

Israel 0.9%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $414,250)	36,568	738,674
Italy 4.9%
Intesa Sanpaolo SpA	288,172	1,907,276
UniCredit SpA	30,504	2,321,458
(Cost $1,621,967)		4,228,734
Japan 24.4%
Astellas Pharma, Inc. (a)	139,100	1,507,430
Central Japan Railway Co.	83,000	2,383,311
Denso Corp.	53,000	762,605
Dentsu Group, Inc.	36,400	795,206
Kansai Electric Power Co., Inc.	51,200	733,129
Komatsu Ltd.	73,700	2,573,238
Nitto Denko Corp.	74,500	1,767,473
Ono Pharmaceutical Co., Ltd. (a)	213,600	2,463,311
Osaka Gas Co., Ltd.	12,200	354,124
Otsuka Holdings Co., Ltd.	14,200	756,246
Sekisui House Ltd.	36,700	835,446
Shin-Etsu Chemical Co., Ltd.	11,000	361,060
Shionogi & Co., Ltd.	136,800	2,406,944
Suzuki Motor Corp.	98,600	1,438,481
Takeda Pharmaceutical Co., Ltd. (a)	25,400	746,121
Tokyo Electron Ltd.	1,100	197,784
Toyota Motor Corp.	51,100	976,575
(Cost $17,651,721)		21,058,484
Luxembourg 3.9%
ArcelorMittal SA	41,107	1,485,995
Tenaris SA	106,789	1,915,927
(Cost $2,702,536)		3,401,922
Singapore 4.2%
Oversea-Chinese Banking Corp., Ltd.	94,600	1,207,102
United Overseas Bank Ltd.	7,600	204,112
Venture Corp. Ltd.	207,100	2,237,550
(Cost $3,040,909)		3,648,764
Spain 6.5%
Banco Bilbao Vizcaya Argentaria SA	136,731	2,636,022
Banco Santander SA	284,423	2,977,287
(Cost $2,483,624)		5,613,309
Sweden 2.4%
Skandinaviska Enskilda Banken AB "A"	15,969	312,668
Volvo AB "B"	60,491	1,735,333
(Cost $1,696,169)		2,048,001
Switzerland 5.1%
Nestle SA (Registered)	8,959	823,271
Novartis AG (Registered)	10,948	1,405,244
Roche Holding AG (Genusschein)	6,689	2,217,673
(Cost $4,147,365)		4,446,188

United Kingdom 18.7%
Barclays PLC	155,132	795,371
British American Tobacco PLC	39,501	2,098,395
Bunzl PLC	6,771	214,336
easyJet PLC	87,710	547,500
GSK PLC	75,103	1,609,816
HSBC Holdings PLC	200,447	2,828,441
Imperial Brands PLC	56,075	2,382,752
International Consolidated Airlines Group SA	172,943	898,218
ITV PLC	1,288,103	1,386,625
Lloyds Banking Group PLC	478,846	541,344
NatWest Group PLC	99,787	701,253
Reckitt Benckiser Group PLC	3,112	239,534
Rio Tinto PLC	29,056	1,914,188
(Cost $12,209,217)		16,157,773
United States 0.3%
Carnival PLC* (b) (Cost $169,805)	8,171	216,899
Total Common Stocks (Cost $66,731,893)		83,941,799

Preferred Stocks 1.7%
Germany
Henkel AG & Co. KGaA (Cost $1,448,346)	18,401	1,485,157

Securities Lending Collateral 5.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (c) (d) (Cost $4,275,560)	4,275,560	4,275,560

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.18% (c) (Cost $504,724)	504,724	504,724

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $72,960,523)	104.4	90,207,240
Other Assets and Liabilities, Net	(4.4)	(3,794,662)
Net Assets	100.0	86,412,578
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 5.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (c) (d)
—	4,275,560 (e)	—	—	—	18,342	—	4,275,560	4,275,560
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.18% (c)
380,311	7,871,446	7,747,033	—	—	13,422	—	504,724	504,724
380,311	12,147,006	7,747,033	—	—	31,764	—	4,780,284	4,780,284

*	Non-income producing security.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $4,000,672, which is 4.6% of net assets.

(b)	Listed on the London Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

ADR: American Depositary Receipt
At September 30, 2025 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	21,452,626	25%
Health Care	16,975,255	20%
Industrials	12,280,791	14%
Materials	7,481,856	9%
Consumer Staples	7,390,488	8%
Consumer Discretionary	5,983,180	7%
Utilities	4,370,813	5%
Energy	4,144,959	5%
Information Technology	3,165,157	4%
Communication Services	2,181,831	2%
Total	85,426,956	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,391,588	$—	$2,391,588
Austria	—	1,410,015	—	1,410,015
Denmark	—	1,149,814	—	1,149,814
Finland	—	1,280,006	—	1,280,006
France	—	10,199,405	—	10,199,405
Germany	—	1,753,980	—	1,753,980
Hong Kong	—	2,274,573	—	2,274,573
Ireland	—	1,923,670	—	1,923,670
Israel	738,674	—	—	738,674
Italy	—	4,228,734	—	4,228,734
Japan	—	21,058,484	—	21,058,484
Luxembourg	—	3,401,922	—	3,401,922
Singapore	—	3,648,764	—	3,648,764
Spain	—	5,613,309	—	5,613,309
Sweden	—	2,048,001	—	2,048,001
Switzerland	—	4,446,188	—	4,446,188
United Kingdom	—	16,157,773	—	16,157,773
United States	—	216,899	—	216,899
Preferred Stocks	—	1,485,157	—	1,485,157
Short-Term Investments (a)	4,780,284	—	—	4,780,284
Total	$5,518,958	$84,688,282	$—	$90,207,240

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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